Condensed financial information of the Company	12 Months Ended
Dec. 31, 2017
Condensed financial information of the Company [Abstract]
Condensed financial information of the Company
26.	Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$592,660,269 as of December 31, 2017 (2016: US$582,973,296).

Condensed Balance Sheets

	Year ended December 31
	2016	2017
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	36,497,233	15,726,978
Other deposits and prepayments	-	-
Other current assets	1,900,557	46,780
Due from subsidiaries	394,050,421	720,955,318
Due from related parities		561,872

Total current assets	432,448,211	737,290,948

Investments in subsidiaries	1,068,115,589	1,287,013,327

TOTAL ASSETS	1,500,563,800	2,024,304,275

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Short-term bank loan	34,421,617	58,716,253
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	11,873,498	16,747,632
Current portion of long-term bank loan	-	64,845,655
Payroll and welfare payables	119,167	7,238,573

Total current liabilities	47,329,860	148,463,691

Long term bank loan	64,845,655	-
Other long-term debt	488,127,820	883,268,735

Total liabilities	600,303,335	1,031,732,426

Shareholders’ equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-129,578,676 shares for 2017 (2016: 131,426,741 shares)	16,051	16,314
Treasury shares	(53,734,088)	(67,792,368)
Additional paid-in capital	538,414,246	543,338,206
Retained earnings	415,564,256	517,009,697

Total shareholders’ equity	900,260,465	992,571,849

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,500,563,800	2,024,304,275

Condensed Statements of Comprehensive Income

	Year ended December 31
	2015	2016	2017
	US$	US$	US$
General and administrative expenses	(10,301,067)	(20,081,338)	(13,781,596)

Operating loss	(10,301,067)	(20,081,338)	(13,781,596)
Interest expense	(58,576,635)	(65,092,711)	(65,387,198)
Interest income	3,533	127,852	3,200,520
Loss on extinguishment of debt	-	(12,123,750)	(15,879,702)
Other expenses		40,922	1,114,517
Equity in profit of subsidiaries, net	135,356,276	170,106,573	154,361,010

Income from operations before income taxes	66,482,107	72,977,548	63,627,551
Income taxes	-	-	-

Net income attributable to common shareholders	66,482,107	72,977,548	63,627,551

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(73,605,171)	(65,634,725)	63,908,624

Comprehensive (loss)/income attributable to shareholders	(7,123,064)	7,342,823	127,536,175

Condensed Statements of Cash Flows

	Year ended December 31
	2015	2016	2017
	US$	US$	US$
Cash flows from operating activities:
Net income	66,482,107	72,977,548	63,627,551
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(135,356,276)	(170,106,573)	(154,361,010)
Stock based compensation expense	3,326,175	7,085,958	4,266,373
Amortization of deferred charges	2,378,767	7,067,935	4,036,412
Loss on extinguishment of debt	-	12,123,750	15,879,702
Other deposits and prepayments	(615,013)	2,389,045	-
Other current assets	233,446	2,320	(2,214)
Other payable and accrued liabilities	(521,582)	3,679,102	4,874,134
Payroll and welfare payables	-	119,168	2,893,230
Amount due from related parties	-	-	(561,872)
Net cash used in operating activities	(64,072,376)	(64,661,747)	(59,347,694)

Cash flows from financing activities:
Changes in due from a subsidiary	(6,809,170)	181,515,577	(326,904,897)
Proceeds from short-term bank loans	207,805,203	-	24,294,636
Repayments of short-term bank loans	(115,603,302)	(146,208,974)	-
Proceeds from long-term bank loans	-	23,250,000	-
Proceeds from other long-term debts	-	300,000,000	603,179,617
Repayment of other long-term debts	-	(186,164,616)	(201,002,731)
Purchase of treasury shares	(3,349,172)	(29,688,648)	(14,058,280)
Dividends to shareholders	(14,751,704)	(20,545,257)	(26,090,734)
Deferred charges	(3,104,812)	(7,621,208)	(13,952,084)
Purchase of shares under RSU plan	(3,259,998)	(4,003,999)	-
Loss on extinguishment of debt	-	(12,123,750)	(13,000,000)
Proceeds from exercise of stock options	48,400	1,454,020	6,111,912

Net cash provided by financing activities	60,975,445	99,863,145	38,577,439

Net(decrease)/increase in cash and cash equivalents	(3,096,931)	35,201,398	(20,770,255)
Cash and cash equivalents, at the beginning of the year	4,392,766	1,295,835	36,497,233

Cash and cash equivalents, at end of the period	1,295,835	36,497,233	15,726,978

(a)	Basis of presentation

In the company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investment-Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries, net” on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b)	Related party transactions

As of December 31, 2016 and 2017, the Company had US$344,948,542 and US$ 671,853,439 due from its wholly-owned subsidiaries. These amounts mainly reflect intercompany loans from the Company to Xinyuan Real Estate, Ltd. While intercompany loans have no fixed payments terms, the Company has a legal enforceable right to demand payment at any time, and Xinyuan Real Estate, Ltd. has the ability to repay the outstanding balance on demand.

In 2013, the Company also entered into a separate loan facility agreement with XIN Development Group International Inc. Pursuant to the agreement, the Company will provide a loan facility to XIN Development for the period from July 1, 2013 to January 18, 2018 amounting to US$50,000,000 at 17.5% per annum. As of December 31, 2017, the Company has US$ 99,289,833 (2016: US$84,455,955) including accrued interest of US$50,187,954 (2016: US$35,354,076), due from XIN Development under this loan facility.

(c)	Commitments

The Company does not have significant commitments or long-term obligations as of the period end presented.